Segments - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Jan. 01, 2019 USD ($)
Segment Information
Revenue	$ 77,147	$ 79,591	$ 79,139
Net property, plant and equipment	10,010	10,792
Operating right-of-use assets	4,996			$ 4,800
Plant and other property
Segment Information
Net property, plant and equipment	$ 9,778	$ 10,359	$ 10,655
Revenue | Major Client
Segment Information
Number of clients representing 10% or more of the company's total revenue | customer	0	0	0
U.S. | Revenue | Geographic Information
Segment Information
Revenue	$ 28,395	$ 29,078	$ 29,759
U.S. | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information | Plant and other property
Segment Information
Net property, plant and equipment	$ 4,485	$ 4,585	$ 4,670
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 1,386
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%
Japan | Revenue | Geographic Information
Segment Information
Revenue	$ 8,681	$ 8,489	$ 8,239
Japan | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Japan | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 659
Japan | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%
Other Countries | Revenue | Geographic Information
Segment Information
Revenue	$ 40,071	$ 42,024	$ 41,141
Other Countries | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 2,951
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%
Non-U.S. | Plant and Other Property - Net | Geographic Information | Plant and other property
Segment Information
Net property, plant and equipment	$ 5,294	$ 5,774	$ 5,985